CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Cash flows from operating activities
Net (loss) income	$ 12,140	$ 24,398	$ 25,689
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and Amortization	22,944	16,938	16,639
Amortization of financing costs	2,035	1,793	1,485
Provision for bad debts	8,991	7,874	5,182
Impairment Loss	3,129
Loss on early extinguishment of debt	2,725
Stock-based compensation	8,876	5,078	6,655
Other non-cash items	337	178	95
Changes in operating assets and liabilities:
Settlement receivables	(5,156)	(8,793)	50,823
Other receivables, net	(12,256)	(13,335)	1,196
Inventory	(850)	(2,286)	134
Prepaid and other assets	904	(9,482)	(3,425)
Deferred income taxes	6,613	13,643	14,376
Settlement liabilities	(25,523)	(37,200)	40,530
Other current liabilities	(378)	5,528	(1,891)
Net cash provided by operating activities	24,531	4,334	157,488
Cash flows from investing activities
Acquisitions, net of cash acquired	(1,068,000)
Capital expenditures	(18,021)	(13,900)	(12,786)
Repayments under development agreements	276
Changes in restricted cash and cash equivalents	(102)	(90)	255
Net cash provided by (used in) investing activities	(1,085,847)	(13,990)	(12,531)
Cash flows from financing activities
Repayments of prior credit facility	(103,000)	(18,500)	(52,500)
Debt issuance costs	(52,735)	(764)	(676)
Proceeds from exercise of stock options	5,338	8,431	6,655
Purchase of treasury stock	(12,180)	(18,350)	(262)
Net cash used in financing activities	1,037,423	(29,183)	(46,783)
Effect of exchange rates on cash	(1,266)	73	(689)
Cash and cash equivalents
Net increase for the period	(25,159)	(38,766)	97,485
Balance, beginning of the period	114,254	153,020	55,535
Balance, end of the period	89,095	114,254	153,020
Supplemental cash disclosures
Cash paid for interest	59,274	8,634	15,494
Cash (refunded) paid for income tax, net	962	711	$ 665
Supplemental non-cash disclosures
Non-cash tenant improvements paid by landlord		2,930
Accrued and unpaid capital expenditures	731	$ 1,073
Accrued and unpaid contingent liability for NEWave acquisition	$ 2,463